Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 9,856	$ 9,412
Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	225	214
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate		25
Level III [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	9,856	9,412
Level III [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	225	214
Level III [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate		25
Level III [Member] | Discounted Cash Flow [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	8,663	7,260
Remaining term	62 months	74 months
Discount rate	7.50%	7.80%
Level III [Member] | Discounted Cash Flow [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	225	214
Remaining term	244 months	244 months
Discount rate	1.50%	1.50%
Level III [Member] | Discounted Cash Flow [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	3 months	4 months
Discount rate	7.10%	7.50%
Level III [Member] | Discounted Cash Flow [Member] | Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	12 months	24 months
Level III [Member] | Discounted Cash Flow [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	29 years	29 years
Discount rate	12.00%	12.00%
Level III [Member] | Discounted Cash Flow [Member] | Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	30 years	30 years
Level III [Member] | Appraisal of Collateral [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	1,193	2,152
Liquidation expense	(10.00%)	(10.00%)
Level III [Member] | Appraisal of Collateral [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate		$ 25
Level III [Member] | Appraisal of Collateral [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(20.00%)	(20.00%)
Level III [Member] | Appraisal of Collateral [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Management discount for property type		0.00%
Level III [Member] | Appraisal of Collateral [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(25.00%)	(35.00%)
Level III [Member] | Appraisal of Collateral [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Management discount for property type		(67.00%)